Consolidated Statements Of Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Earnings from discontinued operations, tax expense	$ 3.4	$ 344.8	$ 32.3